Stock-Based Compensation - Schedule of Stock Option (Details) (USD $)	3 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Stock option	757,977	757,977
September 2014 [Member]
Exericse price	$ 1.00
Stock option	583,059
Expiration date	Sep. 18, 2021
November 2014 [Member]
Exericse price	$ 1.00
Stock option	174,918
Expiration date	Nov. 03, 2024